Consolidated Balance Sheets Parentheticals	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Partners' Capital:
General Partner, units outstanding	10,860,344	5,550,374	3,324,941
Limited Partners, units outstanding	1,814,569	1,814,569	1,814,599